Basic and diluted earnings per share	12 Months Ended
Dec. 31, 2021
Basic and diluted earnings per share
Basic and diluted earnings per share

Note 12 - Basic and diluted earnings per share

   Accounting policies

Basic result per share

Basic result per share is calculated as the net result for the period that is allocated to the parent compa- ny's ordinary shares, divided by the weighted average number of ordinary shares outstanding deducted the treasury shares held by the company, cf. note 24.

Diluted result per share

Diluted result per share is calculated as the net result for the period that is allocated to the parent com- pany's ordinary shares, divided by the weighted average number of ordinary shares outstanding deducted the treasury shares, and adjusted by the dilutive effect of potential ordinary shares held by the company, cf. note 24.

Note 12 - Basic and diluted earnings per share (continued)

The result and weighted average number of ordinary shares used in the calculation of basic and diluted result per share, deducted treasury shares, are as follows:

DKK thousand	2021	2020	2019
Net result for the year	-1,018,149	-846,729	-571,541
Net result used in the calculation of basic and diluted earnings/losses per share	-1,018,149	-846,729	-571,541
Weighted average number of ordinary shares	43,192,383	38,433,923	33,866,709
Weighted average number of treasury shares	-322,988	-64,223	-64,223
Weighted average number of ordinary shares used in the calculation of basic earnings per share	42,869,395	38,369,700	33,802,486
Weighted average number of ordinary shares used in the calculation of diluted earnings per share	42,869,395	38,369,700	33,802,486
Basic earnings/loss per share (DKK)	-23.75	-22.07	-16.91
Diluted earnings/loss per share (DKK)	-23.75	-22.07	-16.91

The following potential ordinary shares are anti-dilutive at December 31, 2021 (anti-dilutive at December 31, 2020 and dilutive December 31, 2019) and are therefore not included in the weighted average number of ordinary shares for the purpose of diluted earnings per share:

DKK thousand	2021	2020	2019

Outstanding warrants under the 2010 employee incentive program	0	0	42,359
Outstanding warrants under the 2015 employee incentive programs	1,413,977	1,908,920	1,647,788
Outstanding Restricted Share Units (RSUs) under the LTIP programs	460,089	27,466	0
Outstanding Performance Share Units (PSUs) under the LTIP program	271,761	19,765	19,765
Outstanding warrants under the 2020 employee incentive program	63,217	63,217	0
Total outstanding warrants	2,209,044	2,019,368	1,709,912

- out of which these are dilutive	0	0	0
- out of which these are anti-dilutive	2,209,044	2,019,368	1,709,912